Other Noncurrent Assets - Other Noncurrent Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Funded employee benefit costs	$ 165,899	$ 137,299
Deferred costs	38,281	71,089
Long term accounts receivable-unbilled	4,917	17,198
Prepaid expense	7,346	10,344
Other	62,726	79,986
Other noncurrent assets	$ 279,169	$ 315,916